Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Strategic Income Fund))	0 Months Ended
Jan. 28, 2013
Reference Index
Average Annual Return:
1 Year	6.49%
5 Years	7.02%
10 Years	7.26%
J.P. Morgan Domestic High Yield Index
Average Annual Return:
1 Year	15.39%
5 Years	10.46%
10 Years	10.50%
Citigroup Non-U.S. World Government Bond Index
Average Annual Return:
1 Year	1.51%
5 Years	5.24%
10 Years	6.38%
Citigroup World Government Bond Index
Average Annual Return:
1 Year	1.65%
5 Years	5.27%
10 Years	6.04%
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
10 Years	5.18%
Class A
Average Annual Return:
1 Year	8.10%
5 Years	5.21%
10 Years	7.55%
Inception Date	Oct. 16, 1989
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	5.94%
5 Years	2.97%
10 Years	5.24%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	5.19%
5 Years	3.07%
10 Years	5.11%
Class B
Average Annual Return:
1 Year	7.46%
5 Years	4.96%
10 Years	7.58%
Inception Date	Nov. 30, 1992
Class C
Average Annual Return:
1 Year	11.67%
5 Years	5.44%
10 Years	7.27%
Inception Date	May 26, 1995
Class N
Average Annual Return:
1 Year	12.05%
5 Years	5.80%
10 Years	7.62%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	13.72%
5 Years	6.43%
10 Years	8.27%
Inception Date	Jan. 26, 1998